Summary of significant accounting policies	6 Months Ended
Jun. 30, 2024
Summary Of Significant Accounting Policies
Summary of significant accounting policies

Note 2	Summary of significant accounting policies
The principal accounting policies applied in preparing these interim consolidated financial statements are outlined below. These policies have been consistently applied to all years presented to date.
2.1    Basis of preparation
The unaudited interim condensed consolidated financial statements as at June 30, 2024 and for the six months ended June 30, 2024 and June 30, 2023, have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the IASB authorizing the presentation of selected explanatory notes.
In consequence, these interim consolidated financial statements must be read in conjunction with the consolidated annual financial statements for the year ended December 31, 2023.
The preparation of financial statements in conformity with IFRS as issued by the IASB requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying its accounting policies.
The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
The unaudited interim condensed consolidated financial statements of the Company were adopted by the Board of Directors after review by the Audit, Compliance and Risk Committee.
2.2    Impact of new, revised or amended Standards and Interpretations
Standards, amendments to existing standards and interpretations issued by IASB and adopted by the European Union whose application has been mandatory since January 1, 2024

New standards and interpretations adopted by the Group		Effective date	Effects
IAS 1	Amendments to IAS 1: Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants	January 1, 2024	none
IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback	January 1, 2024	none
IAS 7 & IFRS 7	Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: Supplier Finance Arrangements	January 1, 2024	none
The interpretations listed above did not have any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory.
The Group did not elect for early application of the following new standards, amendments and interpretations which were issued but not mandatory as at January 1, 2024.

New standards, Interpretations and Amendments		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
The Group has not adopted any of the above standards, interpretations or amendments that have been issued, but are not yet effective. Such standards are not currently expected to have a material impact on the Group in the current or future reporting periods and on foreseeable future transactions, except for IFRS 18 for which the Group is currently assessing the impact in future reporting periods.